CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEET

	September 30
	2011	2012
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	1,099	1,991
Other receivables	118	3
Acquired intangible assets, net	1	-
Due from inter-companies	136,796	129,807
Total current assets	138,014	131,801
Investment in unconsolidated subsidiaries	165,522	170,383
Total assets	303,536	302,184

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,509	1,506
Other payables and accrued expenses	3,931	572
Income tax payable	39,059	39,059
Total current liabilities	44,499	41,137
Total stockholders’ equity	259,037	261,047
Total liabilities and stockholders’ equity	303,536	302,184

Schedule of Comprehensive Income (Loss) [Table Text Block]

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Cost of revenues	(208)	(21)	-
Operating expenses
Selling and marketing	(295)	(29)	-
General and administrative	(11,058)	(11,596)	(7,475)
Research and development	(146)	(32)	-
Other income, net	-	-	1,595
(Loss) from operations	(11,707)	(11,678)	(5,880)
Equity in earnings of unconsolidated subsidiaries	60,507	(11,402)	4,446
Interest income	253	1	-
Interest expense	-	-	-
Profit (loss) before income taxes	49,053	(23,079)	(1,434)
Income tax expense	-	-	-
Net profit (loss)	49,053	(23,079)	(1,434)

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	108,012	(3,745)	(2,137)
Net cash provided by/(used in) financing activities	(106,493)	7,292	3,327
Net increase/(decrease) in cash and cash equivalents	1,519	3,547	1,190
Cash and cash equivalents, beginning of year	6,245	4,995	1,099
Effect of exchange rate changes on cash and cash equivalents	(2,769)	(7,443)	(298)
Cash and cash equivalents, end of year	4,995	1,099	1,991